Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common stock options granted, forfeited or expired and exercised

	Options	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value

Outstanding, August 1, 2014	37,964,390	$0.061
Less: Forfeited or expired	1,215,000	0.716
Less: Exercised	6,416,316	0.001	129,908
Outstanding, April 30, 2015	30,333,074	$0.048	$567,236
Exercisable, April 30, 2015	30,333,074	$0.048	$567,236

	Options	Weighted Average Exercise Price per Share
Outstanding - August 1, 2011	7,340,182	$0.46
Granted	5,851,696	$0.001
Forfeited or expired	(912,250)	$0.65
Exercised	(1,299,994)	$0.001
Outstanding - July 31, 2012	10,979,634	$0.26
Granted	24,532,719	$0.001
Forfeited or expired	(630,778)	$0.75
Exercised	(5,180,378)	$0.001
Outstanding - July 31, 2013	29,701,197	$0.08
Granted	8,879,499	$0.001
Forfeited or expired	(90,000)	$0.53
Exercised	(526,306)	$0.001
Outstanding - July 31, 2013	37,964,390	$0.06
Exercisable - July 31, 2014	37,964,390	$0.06

Non-vested common stock options granted, vested and forfeited
	Options	Weighted Average Grant Date Fair Value
Outstanding - August 1, 2011	60,000	$0.46
Granted	8,879,499	$0.029
Vested	(8,939,499)	$0.031
Outstanding - July 31, 2014	-0-	n/a

Information on stock options outstanding

	Options Outstanding and Options Exercisable
Range of Exercise Price	Number Outstanding at July 31, 2014	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
$ 0.001	32,799,390	$0.001	3.68
$ 0.19 - $ 0.38	3,100,000	$0.285	1.63
$ 0.39 - $ 0.58	200,000	$0.560	0.24
$ 0.59 - $ 0.77	1,470,000	$0.633	3.34
$ 0.78 - $ 0.96	395,000	$0.940	0.24
	37,964,390	$0.061	3.45	$655,988

Intrinsic value of stock options

	For the Year Ended July 31,
	2014	2013	2012
Weighted Average Grant Date Fair Value of Options Granted	$0.029	$0.003	$0.09
Aggregate Intrinsic Value of Options Exercised	$21,052	$178,040	$119,214
Cash Received for Exercise of Stock Options	$526	$5,180	$1,299